Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 17, 2012 Common Stock	Feb. 17, 2012 Class B Common Stock
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 675,277,000
Entity Common Stock, Shares Outstanding			36,397,157	21,024,446
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net product sales	$ 528,369	$ 517,149	$ 495,592
Rental and royalty revenue	4,136	4,299	3,739
Total revenue	532,505	521,448	499,331
Product cost of goods sold	365,225	349,334	319,775
Rental and royalty cost	1,038	1,088	852
Total costs	366,263	350,422	320,627
Product gross margin	163,144	167,815	175,817
Rental and royalty gross margin	3,098	3,211	2,887
Total gross margin	166,242	171,026	178,704
Selling, marketing and administrative expenses	108,276	106,316	103,755
Impairment charges			14,000
Earnings from operations	57,966	64,710	60,949
Other income (expense), net	2,946	8,358	2,100
Earnings before income taxes	60,912	73,068	63,049
Provision for income taxes	16,974	20,005	9,892
Net earnings	43,938	53,063	53,157
Net earnings	43,938	53,063	53,157
Other comprehensive earnings (loss)	(8,740)	1,183	2,845
Comprehensive earnings	35,198	54,246	56,002
Retained earnings at beginning of year	135,866	147,687	144,949
Net earnings	43,938	53,063	53,157
Cash dividends	(18,360)	(18,078)	(17,790)
Stock dividends	(47,175)	(46,806)	(32,629)
Retained earnings at end of year	$ 114,269	$ 135,866	$ 147,687
Earnings per share (in dollars per share)	$ 0.76	$ 0.9	$ 0.89
Average Common and Class B Common shares outstanding (in shares)	57,892	58,685	59,425

CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 78,612	$ 115,976
Investments	10,895	7,996
Accounts receivable trade, less allowances of $1,731 and $1,531	41,895	37,394
Other receivables	3,391	9,961
Inventories:
Finished goods and work-in-process	42,676	35,416
Raw materials and supplies	29,084	21,236
Prepaid expenses	5,070	6,499
Deferred income taxes	578	689
Total current assets	212,201	235,167
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	21,939	21,619
Buildings	107,567	102,934
Machinery and equipment	322,993	307,178
Construction in progress	2,598	9,243
Property, plant and equipment, gross	455,097	440,974
Less-Accumulated depreciation	242,935	225,482
Net property, plant and equipment	212,162	215,492
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	96,161	64,461
Split dollar officer life insurance	74,209	74,441
Prepaid expenses	3,212	6,680
Equity method investment	3,935	4,254
Deferred income taxes	7,715	9,203
Total other assets	433,493	407,300
Total assets	857,856	857,959
CURRENT LIABILITIES:
Accounts payable	10,683	9,791
Dividends payable	4,603	4,529
Accrued liabilities	43,069	44,185
Total current liabilities	58,355	58,505
NONCURRENT LIABILITES:
Deferred income taxes	43,521	47,865
Postretirement health care and life insurance benefits	26,108	20,689
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	8,345	9,835
Deferred compensation and other liabilities	48,092	46,157
Total noncurrent liabilities	133,566	132,046
SHAREHOLDERS' EQUITY:
Capital in excess of par value	533,677	505,495
Retained earnings, per accompanying statement	114,269	135,866
Accumulated other comprehensive loss	(19,953)	(11,213)
Treasury stock (at cost)-71 shares and 69 shares, respectively	(1,992)	(1,992)
Total shareholders' equity	665,935	667,408
Total liabilities and shareholders' equity	857,856	857,959
Common Stock
SHAREHOLDERS' EQUITY:
Common Stock	25,333	25,040
Class B Common Stock
SHAREHOLDERS' EQUITY:
Common Stock	$ 14,601	$ 14,212

CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable trade, allowances (in dollars)	$ 1,731	$ 1,531
Treasury stock, shares	71	69
Common Stock
Common Stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common Stock, shares authorized	120,000	120,000
Common Stock, shares issued	36,479	36,057
Class B Common Stock
Common Stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common Stock, shares authorized	40,000	40,000
Common Stock, shares issued	21,025	20,466

CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 43,938	$ 53,063	$ 53,157
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	19,229	18,279	17,862
Impairment charges			14,000
Impairment of equity method investment			4,400
Loss from equity method investment	194	342	233
Amortization of marketable security premiums	1,267	522	320
Changes in operating assets and liabilities:
Accounts receivable	(5,448)	717	(5,899)
Other receivables	3,963	(2,373)	(2,088)
Inventories	(15,631)	(1,447)	455
Prepaid expenses and other assets	5,106	4,936	5,203
Accounts payable and accrued liabilities	84	2,180	(2,755)
Income taxes payable and deferred	(5,772)	2,322	(12,543)
Postretirement health care and life insurance benefits	2,022	1,429	1,384
Deferred compensation and other liabilities	2,146	2,525	2,960
Other	(708)	310	305
Net cash provided by operating activities	50,390	82,805	76,994
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(16,351)	(12,813)	(20,831)
Net purchases of trading securities	(3,234)	(2,902)	(1,713)
Purchase of available for sale securities	(39,252)	(9,301)	(11,331)
Sale and maturity of available for sale securities	7,680	8,208	17,511
Net cash used in investing activities	(51,157)	(16,808)	(16,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares purchased and retired	(18,190)	(22,881)	(20,723)
Dividends paid in cash	(18,407)	(18,130)	(17,825)
Net cash used in financing activities	(36,597)	(41,011)	(38,548)
Increase (decrease) in cash and cash equivalents	(37,364)	24,986	22,082
Cash and cash equivalents at beginning of year	115,976	90,990	68,908
Cash and cash equivalents at end of year	78,612	115,976	90,990
Supplemental cash flow information:
Income taxes paid	16,906	20,586	22,364
Interest paid	38	49	182
Stock dividend issued	$ 47,053	$ 46,683	$ 32,538

SIGNIFICANT ACCOUNTING POLICIES:	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES:
SIGNIFICANT ACCOUNTING POLICIES:

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. All significant intercompany transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of $45,850, $43,034, and $38,628 in 2011, 2010 and 2009, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured. Revenues from a major customer aggregated approximately 23.3%, 21.4% and 22.9% of net product sales during the years ended December 31, 2011, 2010 and 2009, respectively.

Cash and cash equivalents:

The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other than temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income (expense), net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income (expense), net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ($67,339 and $52,863 at December 31, 2011 and 2010, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates $24,043 and $19,379 at December 31, 2011 and 2010, respectively. The cost of certain foreign inventories ($4,421 and $3,789 at December 31, 2011 and 2010, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was $19,229, $18,279 and $17,862 in 2011, 2010 and 2009, respectively.

Carrying value of long-lived assets:

The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if an impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2011, 2010 and 2009.

Postretirement health care and life insurance benefits:

The Company provides certain postretirement health care and life insurance benefits. The cost of these postretirement benefits is accrued during employees’ working careers. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2011, 2010 and 2009.

Goodwill and intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. As of December 31, 2009, management ascertained that certain trademarks were impaired, and recorded a pre-tax charge of $14,000. No impairments of intangibles were recorded in 2011 and 2010.

This determination is made by comparing the carrying value of the asset with its estimated fair value, which is calculated using estimates including discounted projected future cash flows. If the carrying value of goodwill exceeds the fair value, a second step would measure the carrying value and implied fair value of goodwill. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations.

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently invested in the foreign subsidiary.

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income (expense), net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive (loss).

Equity method investment:

The Company’s 50% interest in two foreign companies is accounted for using the equity method. The Company records an increase in its investment to the extent of its share of earnings, and reduces its investment to the extent of losses and dividends received. No dividends were paid in 2011, 2010 and 2009.

As of December 31, 2009, management determined that the fair value of the asset was less than the carrying value. As a result, the Company recorded a pre-tax impairment charge of $4,400 in the fourth quarter 2009, resulting in an adjusted carrying value of $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows. No impairments were recorded in 2011 and 2010.

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. For instance, in determining the annual post-employment benefit costs, the Company estimates the cost of future health care benefits. Actual results may or may not differ from those estimates.

Retrospective application of change in accounting principle:

During the fourth quarter of fiscal 2011, the Company changed the method used to compute the LIFO value of its domestic inventories. The change was largely driven by the fact that the Company has made changes in the business model over the last several years to achieve efficiencies in manufacturing, distribution and marketing processes and therefore combined multiple LIFO pools into a single LIFO pool to better reflect these changes. The Company has applied this change retrospectively, adjusting all prior periods presented. The cumulative effect of the change on retained earnings as of January 1, 2009, was a reduction of $174, with offsets to inventories and deferred taxes. For 2010, inventories and deferred income taxes reflect decreases of $2,424 and $878, respectively. For 2010 and 2009, product cost of goods sold increased $1,021 and $1,130, respectively; provision for income taxes decreased $370 and $409, respectively.

Recent accounting pronouncements:

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS).” ASU 2011-04 represents converged guidance between U.S. GAAP and IFRS resulting in common requirements for measuring fair value and for disclosing information about fair value measurements. This new guidance will be effective for fiscal years beginning after December 15, 2011 and subsequent interim periods. The Company is currently assessing the impact, if any, on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” ASU 2011-05 requires the Company to present components of other comprehensive income and of net income in one continuous statement of comprehensive income, or in two separate, but consecutive statements. The option to report other comprehensive income within the statement of equity has been removed. This new presentation of comprehensive income will be effective for fiscal years beginning after December 15, 2011 and subsequent interim periods.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”. The revised standard is intended to simplify how entities test goodwill for impairment. Under certain circumstances, a two-step impairment test may be unnecessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company currently believes there will be no impact on its consolidated financial statements.

In September 2011, FASB issued ASU 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans” which amends the guidance in ASC 715-80. The amendments in ASU 2011-09 provide additional disclosure requirements for entities which participate in multi-employer pension plans. The purpose of the new disclosures is to provide financial statement users with information about an employer’s level of participation in and the financial health of significant plans. The new disclosures are effective for annual periods ending after December 15, 2011. There will be no impact on the Company’s consolidated financial statements as the changes relate only to additional disclosures.

ACCRUED LIABILITIES:	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES:
ACCRUED LIABILITIES:

NOTE 2—ACCRUED LIABILITIES:

Accrued liabilities are comprised of the following:

	December 31,
	2011	2010
Compensation	$8,817	$9,750
Other employee benefits	2,004	2,030
Taxes, other than income	1,954	1,966
Advertising and promotions	20,568	20,775
Other	9,726	9,664
	$43,069	$44,185

INDUSTRIAL DEVELOPMENT BONDS:	12 Months Ended
Dec. 31, 2011
INDUSTRIAL DEVELOPMENT BONDS:
INDUSTRIAL DEVELOPMENT BONDS:

NOTE 3—INDUSTRIAL DEVELOPMENT BONDS:

Industrial development bonds are due in 2027. The average floating interest rate was 0.3% and 0.4% in 2011 and 2010, respectively. See Note 10 to the Consolidated Financial Statements for fair value disclosures.

INCOME TAXES:	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
INCOME TAXES:

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2011	2010	2009
Domestic	$56,651	$59.308	$68,649
Foreign	4,261	13,760	(5,600)
	$60,912	$73,068	$63,049

The provision for income taxes is comprised of the following:

	2011	2010	2009
Current:
Federal	$15,568	$10,251	$21,836
Foreign	559	806	500
State	863	1,455	1,665
	16,990	12,512	24,001
Deferred:
Federal	(1,230)	5,622	(432)
Foreign	1,221	2,518	(12,987)
State	(7)	(647)	(690)
	(16)	7,493	(14,109)
	$16,974	$20,005	$9,892

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2011	2010
Deferred tax assets:
Accrued customer promotions	$1,920	$1,634
Deferred compensation	15,593	11,602
Postretirement benefits	9,139	6,596
Other accrued expenses	6,347	5,475
Foreign subsidiary tax loss carry forward	16,406	16,582
Tax credit carry forward	841	978
Realized capital losses	1,349	—
Unrealized capital loss	6,401	6,566
	57,996	49,433
Valuation reserve	(2,190)	(686)
Total deferred tax assets	$55,806	$48,747
Deferred tax liabilities:
Depreciation	$35,103	$32,376
Deductible goodwill and trademarks	38,635	35,790
Accrued export company commissions	4,649	4,532
Employee benefit plans	2,248	3,506
Inventory reserves	1,733	1,871
Prepaid insurance	289	377
Accounts receivable	733	624
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	$91,034	$86,720
Net deferred tax liability	$35,228	$37,973

At December 31, 2011, the Company recognized $3,854 of benefits related to capital loss carry forwards. The carry forward losses will begin to expire in 2013. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized.

At December 31, 2011 the Company recognized $841 of benefits related to foreign subsidiary tax credit carry forwards. The carry forward credits expire in 2017. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized.

At December 31, 2011, the tax benefits of foreign subsidiary tax loss carry forwards expiring by year are as follows: $697 in 2014, $2,672 in 2015, $366 in 2026, $640 in 2027, $6,578 in 2028, $4,681 in 2029 and $772 in 2031.

Certain out of period items have been included in the 2011 provision that are immaterial individually and in the aggregate. The effective income tax rate differs from the statutory rate as follows:

	2011	2010	2009
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.2	1.1	1.7
Exempt municipal bond interest	(0.5)	(0.4)	(0.7)
Foreign tax rates	(0.4)	(2.0)	(4.9)
Release of prior period valuation allowances	—	—	(13.3)
Qualified domestic production activities deduction	(2.5)	(2.6)	(2.0)
Tax credits receivable	(0.4)	(0.2)	(0.4)
Adjustment of deferred tax balances	(1.7)	—	—
Reserve for uncertain tax benefits	(0.6)	(2.3)	1.3
Other, net	(2.2)	(1.2)	(1.0)
Effective income tax rate	27.9%	27.4%	15.7%

In connection with the acquisition in 2004 of Concord Confections, a Canadian subsidiary, the Company established an inter-company financing structure which included a loan from the U.S. parent to the Canadian subsidiary. By December of 2006, significant operating losses had accumulated in Canada and management determined that the realization of the net operating loss carry forward benefits was not more-likely-than-not, and provided a full tax valuation allowance. Consistent with relevant accounting guidance, these benefits continued to be reserved through 2008 and through the third quarter of 2009.

In December of 2008, a new U.S./Canada income tax treaty (Treaty) was ratified which effectively denies certain inter-company interest benefits to the U.S. shareholder of a Canadian company. Accordingly, in December of 2009, the Company decided to recapitalize its Canadian operations effective January 1, 2010. During the fourth quarter of 2009, the Company considered all of the evidence and relevant accounting guidance related to this recapitalization and based on reasonable assumptions, the Company concluded that it was more-likely-than-not that it would realize substantially all of the deferred tax assets related to the Canadian net operating loss carry forward benefits because it is expected that sufficient levels of income will be generated in the foreseeable future. As a result, the Company released $8.4 million of prior period valuation allowances and $2.3 million of allowances that were provided through the first nine months of 2009.

The Treaty also introduced a phase out of the withholding tax on payments from Canada to the U.S. allowing the Company to qualify for a zero percent withholding rate in 2010 if certain requirements of the Treaty were met. On January 4, 2010, the Canadian subsidiary repaid accrued interest to its U.S. parent in a manner consistent with these requirements. As a result, $1.5 million of withholding taxes accrued for 2007 and 2008 and through the third quarter of 2009 were released in the fourth quarter of 2009.

The Company has not provided for U.S. federal or foreign withholding taxes on $6,410 and $4,787 of foreign subsidiaries’ undistributed earnings as of December 31, 2011 and December 31, 2010, respectively, because such earnings are considered to be permanently reinvested. It is not practicable to determine the amount of income taxes that would be payable upon remittance of the undistributed earnings.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings.

At December 31, 2011 and 2010, the Company had unrecognized tax benefits of $6,804 and $8,138, respectively. Included in this balance is $4,199 and $4,949, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2011 and 2010, $1,541 and $1,697, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2011	2010	2009
Unrecognized tax benefits at January 1	$8,138	$14,370	$13,069
Increases in tax positions for the current year	320	632	2,661
Reductions in tax positions for lapse of statute of limitations	(668)	(1,122)	(514)
Reductions in tax positions for withdrawal of positions previously taken	—	(5,256)	—
Reductions in tax positions for effective settlements	(986)	(486)	(846)
Unrecognized tax benefits at December 31	$6,804	$8,138	$14,370

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2008 through 2010. With few exceptions, the Company is no longer subject to examinations by tax authorities for the year 2007 and prior.

The Company is currently subject to a U.S. federal examination for tax year 2009. The field work has not yet concluded and the Company is unable to determine the outcome at this time. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2006. The Company is unable to determine the outcome of the examination at this time. In addition, the Company is currently subject to various state tax examinations. One of the state examinations has been effectively settled and the corresponding liability for unrecognized tax benefits has been reduced. Although the Company is unable to determine the ultimate outcome of the ongoing examinations, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

Beginning in 2008, statutory income tax rates in Canada will be reduced five percentage points with the final rate reduction coming in 2014. Accordingly in 2009, the Company’s Canadian subsidiary has revalued its deferred tax assets and liabilities based on the rate in effect for the year the differences are expected to reverse.

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

NOTE 5—SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2009	35,658	$24,762	19,357	$13,442	(65)	$(1,992)	$470,927
Issuance of 3% stock dividend	1,064	739	580	403	(2)	—	31,396
Conversion of Class B common shares to common shares	18	12	(18)	(12)	—	—	—
Purchase and retirement of common shares	(938)	(651)	—	—	—	—	(20,073)
Balance at December 31, 2009	35,802	24,862	19,919	13,833	(67)	(1,992)	482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	25,040	20,466	14,212	(69)	(1,992)	505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)
Balance at December 31, 2011	36,479	$25,333	21,025	$14,601	(71)	$(1,992)	$533,677

Average shares outstanding and all per share amounts included in the financial statements and notes thereto have been adjusted retroactively to reflect annual three percent stock dividends.

While the Company does not have a formal or publicly announced Company Common Stock purchase program, the Company’s board of directors periodically authorizes a dollar amount for such share purchases.

Based upon this policy, shares were purchased and retired as follows:

Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2011	708	$25.64
2010	865	$26.41
2009	938	$22.05

OTHER INCOME (EXPENSE), NET:	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE), NET:
OTHER INCOME (EXPENSE), NET:

NOTE 6—OTHER INCOME (EXPENSE), NET:

Other income (expense), net is comprised of the following:

	2011	2010	2009
Interest and dividend income	$1,087	$879	$1,439
Gains (losses) on trading securities relating to deferred compensation plans	29	3,364	4,524
Interest expense	(121)	(142)	(243)
Impairment of equity method investment	—	—	(4,400)
Equity method investment loss	(194)	(342)	(233)
Foreign exchange gains (losses)	2,098	4,090	951
Capital gains (losses)	(227)	(28)	(38)
Miscellaneous, net	274	537	100
	$2,946	$8,358	$2,100

As of December 31, 2009, management determined that the carrying value of an equity method investment was impaired as a result of accumulated losses from operations and review of future expectations. The Company recorded a pre-tax impairment charge of $4,400 resulting in an adjusted carrying value of $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows.

EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2011, 2010 and 2009 approximated $4,011, $4,196 and $4,178, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2011, 2010 and 2009 to these plans were $1,024, $1,043 and $1,011, respectively.

The Company also contributes to multi-employer defined benefit pension plan for certain of its union employees under a collective bargaining agreement which expires on September 30, 2012, as follows:

Plan name: Bakery and Confectionery Union and Industry International Pension Fund

Employer Identification Number and plan number: 52-6118572, plan number 001

Funded Status as of the most recent year available: 86.51% funded as of January 1, 2010

The Company’s contributions to such plan: $2,046, $1,923 and $1,633 in 2011, 2010 and 2009, respectively

Plan status: Not in reorganization and not insolvent as of December 31, 2010

Although the Company has been advised that the plan is currently in an underfunded status, the relative position of each employer associated with the multi-employer plan with respect to the actuarial present value of benefits and net plan assets is not determinable by the Company. The Company’s annual contributions do not exceed 5% of total contributions to the Plan.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2011 and 2010, these investments totaled $41,768 and $38,504, respectively. All gains and losses and related investment income in these investments, which are recorded in other income (expense), net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care and life insurance benefit plans:

The Company provides certain postretirement health care and life insurance benefits for corporate office and management employees based upon their age, years of service, date of hire and if they agree to contribute a portion of the cost as determined by the Company. The Company has the right to modify or terminate these benefits and does not fund postretirement health care and life insurance benefits in advance of payments for benefit claims. The Company is currently contemplating changes to its postretirement health care and life insurance benefits with the intention of reducing the Company’s cost of providing such benefits. These changes are likely to include increasing retiree premium contributions, reducing and eliminating certain benefits, and taking steps to ensure that the Company does not become subject to the excise tax on high value coverage instituted by the Patient Protection and Affordability Act. The Company is not presently able to determine the effects of such changes on its financial statements.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2011 are as follows:

Prior service credit	$(626)
Net actuarial loss	8,255
Net amount recognized in accumulated other comprehensive loss	$7,629

The estimated actuarial loss and prior service credit to be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $1,146 and $(125), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2011 and 2010 consist of the following:

	December 31
	2011	2010
Benefit obligation, beginning of year	$20,689	$16,674
Service cost	831	696
Interest cost	1,117	958
Actuarial loss	3,898	2,714
Benefits paid	(427)	(353)
Benefit obligation, end of year	$26,108	$20,689

Net periodic postretirement benefit cost included the following components:

	2011	2010	2009
Service cost—benefits attributed to service during the period	$831	$696	$704
Interest cost on the accumulated postretirement benefit obligation	1,117	958	853
Net amortization	501	128	140
Net periodic postretirement benefit cost	$2,449	$1,782	$1,697

For measurement purposes, the 2012 annual rate of increase in the per capita cost of covered health care benefits was assumed to be 8.2% for pre-age 65 retirees, post 65 retirees and for prescription drugs; these rates were assumed to decrease gradually to 5.0% for 2019 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 4.31% and 5.47% at December 31, 2011 and 2010, respectively.

Increasing or decreasing the health care trend rates by one percentage point in each year would have the following effect:

	1% Increase	1% Decrease
Postretirement benefit obligation	$6,247	$(4,277)
Total of service and interest cost components	$484	$(320)

The Company estimates future benefit payments will be $574, $710, $882, $993 and $1,095 in 2012 through 2016, respectively, and a total of $7,002 in 2017 through 2020. The future benefit payments are net of the annual Medicare Part D subsidy of approximately $1,094 beginning in 2012.

COMMITMENTS:	12 Months Ended
Dec. 31, 2011
COMMITMENTS:
COMMITMENTS:
NOTE 8—COMMITMENTS: Rental expense aggregated $1,042, $1,152 and $1,180 in 2011, 2010 and 2009, respectively. Future operating lease commitments are not significant.

SEGMENT AND GEOGRAPHIC INFORMATION:	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION:
SEGMENT AND GEOGRAPHIC INFORMATION:

NOTE 9—SEGMENT AND GEOGRAPHIC INFORMATION:

The Company operates as a single reportable segment encompassing the manufacture and sale of confectionery products. Its principal manufacturing operations are located in the United States and Canada, and its principal market is the United States. The Company also manufactures and sells confectionery products in Mexico, and exports products to Canada and other countries worldwide.

The following geographic data includes net product sales summarized on the basis of the customer location and long-lived assets based on their physical location:

	2011	2010	2009
Net product sales:
United States	$487,185	$471,714	$455,517
Foreign	41,184	45,435	40,075
	$528,369	$517,149	$495,592
Long-lived assets:
United States	$170,173	$172,087	$176,044
Foreign	41,989	43,405	44,677
	$212,162	$215,492	$220,721

FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS:
FAIR VALUE MEASUREMENTS:

NOTE 10—FAIR VALUE MEASUREMENTS:

Current accounting guidance defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Guidance requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. Guidance establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. Level 1 inputs include quoted prices for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and observable inputs such as interest rates, foreign currency exchange rates, commodity rates and yield curves. Level 3 inputs are not observable in the market and include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. The use of observable and unobservable inputs is reflected in the hierarchy assessment disclosed in the table below.

As of December 31, 2011 and 2010, the Company held certain financial assets that are required to be measured at fair value on a recurring basis. These included derivative hedging instruments related to the foreign currency forward contracts and purchase of certain raw materials, investments in trading securities and available for sale securities, including an auction rate security (ARS). The Company’s available for sale and trading securities principally consist of municipal bonds and mutual funds that are publicly traded.

The following tables present information about the Company’s financial assets measured at fair value as of December 31, 2011 and 2010, and indicate the fair value hierarchy and the valuation techniques utilized by the Company to determine such fair value:

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available-for-sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

	Estimated Fair Value December 31, 2010
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$115,976	$115,976	$—	$—
Auction rate security	6,775	—	—	6,775
Available-for-sale securities, excluding the auction rate security	27,178	—	27,178	—
Foreign currency forward contracts	942	—	942	—
Commodity futures contracts	2,310	2,310	—	—
Commodity options contracts	5,369	5,369	—	—
Trading securities	38,504	38,504	—	—
Total assets measured at fair value	$197,054	$162,159	$28,120	$6,775

Available for sale securities which utilize Level 2 inputs consist primarily of municipal bonds, which are valued based on quoted market prices or alternative pricing sources with reasonable levels of price transparency.

A summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of the Company’s investment portfolio by major security type is as follows:

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

	December 31, 2010
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$6,775	$—	$(1,635)	$—
Municipal bonds	27,073	27,122	49	—	—
Mutual funds	56	56	—	—	—
	$35,539	$33,953	$49	$(1,635)	$—

As of December 31, 2011, the Company’s long-term investments included an auction rate security, Jefferson County Alabama Sewer Revenue Refunding Warrants, reported at a fair value of $7,453, after reflecting a $5,140 other-than-temporary impairment and a $957 temporary, as defined, decline in market value against its $13,550 par value. This other-than-temporary impairment was recorded in other income (expense), net in 2008. In 2008, this auction rate security was determined to be other-than-temporarily impaired due to the duration and severity of the decline in fair value. The Company estimated the fair value of this auction rate security utilizing a valuation model with Level 3 inputs.

This valuation model considered, among other items, the credit risk of the collateral underlying the auction rate security, the credit risk of the bond insurer, interest rates, and the amount and timing of expected future cash flows including the Company’s assumption about the market expectation of the next successful auction. See also the Management’s Discussion and Analysis of Financial Condition and Results of Operations regarding Jefferson County auction rate security.

The Company classified this auction rate security as non-current and has included it in long-term investments on the Consolidated Statements of Financial Position at December 31, 2011 and 2010 because the Company believes that the current condition of the auction rate security market may take more than twelve months to improve.

The following table presents additional information about the Company’s financial instruments (all ARS) measured at fair value on a recurring basis using Level 3 inputs at December 31, 2011 and 2010:

	2011	2010
Balance at January 1	$6,775	$7,710
Unrealized loss recognized in other comprehensive loss	678	(935)
Balance at December 31	$7,453	$6,775

The $7,500 carrying amount of the Company’s industrial revenue development bonds at December 31, 2011 and 2010 approximates its estimated fair value as the bonds have a floating interest rate.

In addition to assets and liabilities that are recorded at fair value on a recurring basis, guidance requires the Company to record assets and liabilities at fair value on a nonrecurring basis generally as a result of impairment charges. Assets measured at fair value on a nonrecurring basis during 2009 are summarized below:

	Twelve Months Ended December 31, 2009
	Pre-Impairment	2009		Level Used to Determine
	Cost	Impairment	New Cost	New Cost Basis
	Basis	Charge	Basis	Level 1	Level 2	Level 3
Equity method investment	$9,361	$4,400	$4,961	$—	$—	$4,961
Trademarks	189,024	14,000	175,024	—	—	175,024
Total	$198,385	$18,400	$179,985	$—	$—	$179,985

As discussed in Note 6, during the fourth quarter of 2009 the Company recognized an impairment of $4,400 in an equity method investment based on Level 3 inputs.

As discussed in Note 13, during the fourth quarter of 2009 the Company recognized a trademark impairment of $14,000 based on Level 3 inputs.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

NOTE 11—DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

From time to time, the Company uses derivative instruments, including foreign currency forward contracts, commodity futures contracts and commodity option contracts, to manage its exposures to foreign exchange and commodity prices. Commodity futures contracts and most commodity option contracts are intended and effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments.

The Company recognizes all derivative instruments as either assets or liabilities at fair value in the Consolidated Statements of Financial Position. Derivative assets are recorded in other receivables and derivative liabilities are recorded in accrued liabilities. The Company uses either hedge accounting or mark-to-market accounting for its derivative instruments. Derivatives that qualify for hedge accounting are designated as cash flow hedges by formally documenting the hedge relationships, including identification of the hedging instruments, the hedged items and other critical terms, as well as the Company’s risk management objectives and strategies for undertaking the hedge transaction.

Changes in the fair value of the Company’s cash flow hedges are recorded in accumulated other comprehensive loss, net of tax, and are reclassified to earnings in the periods in which earnings are affected by the hedged item. Substantially all amounts reported in accumulated other comprehensive loss for commodity derivatives are expected to be reclassified to cost of goods sold. Substantially all amounts reported in accumulated other comprehensive loss for foreign currency derivatives are expected to be reclassified to other income (expense), net.

The following table summarizes the Company’s outstanding derivative contracts and their effects on its Consolidated Statements of Financial Position at December 31, 2011 and 2010:

December 31, 2011

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$13,044	$205	$—
Commodity futures contracts	4,557	341	(138)
Commodity option contracts	—	—	—
Total derivatives		$546	$(138)

December 31, 2010

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3,572	$942	$—
Commodity futures contracts	4,407	2,310	—
Commodity option contracts	10,344	5,481	(112)
Total derivatives		$8,733	$(112)

The effects of derivative instruments on the Company’s Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings for years ended December 31, 2011 and 2010 are as follows:

	For Year Ended December 31, 2011
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$317	$1,054	$—
Commodity futures contracts	4,674	6,782	—
Commodity option contracts	(5,388)	(305)	—
Total	$(397)	$7,531	$—

	For Year Ended December 31, 2010
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$467	$3,199	$—
Commodity futures contracts	2,120	(191)	—
Commodity option contracts	4,726	(357)	—
Total	$7,313	$2,651	$—

For the years ended December 31, 2011 and 2010, the Company recognized a loss of $0 and $1,613 in earnings, respectively, related to mark-to-market accounting for certain commodity option contracts.

COMPREHENSIVE EARNINGS (LOSS):	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE EARNINGS (LOSS):
COMPREHENSIVE EARNINGS (LOSS):

NOTE 12—COMPREHENSIVE EARNINGS (LOSS):

The following table sets forth information with respect to accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2009	$(14,292)	$191	$220	$(1,360)	$(15,241)
Unrealized gains (losses)	1,183	(709)	4,341	109	4,924
(Gains) losses reclassified to net earnings	—	—	(1,015)	—	(1,015)
Tax effect	(118)	263	(1,232)	23	(1,064)
Net of tax amount	1,065	(446)	2,094	132	2,845
Balance at December 31, 2009	(13,227)	(255)	2,314	(1,228)	(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,007)	3,983
(Gains) losses reclassified to net earnings	—	—	(2,651)	—	(2,651)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	(12,236)	(999)	5,252	(3,230)	(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,092)	(4,955)
(Gains) losses reclassified to net earnings	—	—	(7,531)	—	(7,531)
Tax effect	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	$(14,686)	$(351)	$257	$(5,173)	$(19,953)

GOODWILL AND INTANGIBLE ASSETS:	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS:
GOODWILL AND INTANGIBLE ASSETS:

NOTE 13—GOODWILL AND INTANGIBLE ASSETS:

All of the Company’s intangible indefinite-lived assets are trademarks.

The changes in the carrying amount of trademarks for 2011 and 2010 were as follows:

	2011	2010
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(18,743)
Balance at January 1	$175,024	$175,024
Current year impairment losses	—	—
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)

As of December 31, 2009, management ascertained certain trademarks were impaired, and recorded a pre-tax charge of $14,000. The principal driver of this impairment charge was an increase in the discount rate required by market participants. The fair value of indefinite-lived intangible assets was primarily assessed using the present value of estimated future cash flows.

The Company has no accumulated impairment losses of goodwill.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS (in thousands)

DECEMBER 31, 2011, 2010 AND 2009

Description	Balance at beginning of year	Additions (reductions) charged (credited) to expense	Deductions(1)	Balance at End of Year

2011:
Reserve for bad debts	$1,121	$(186)	$(63)	$998
Reserve for cash discounts	410	10,007	9,684	733
Deferred tax asset valuation	686	1,504	—	2,190
	$2,217	$11,325	$9,621	$3,921

2010:
Reserve for bad debts	$1,738	$(45)	$572	$1,121
Reserve for cash discounts	618	9,726	9,934	410
Deferred tax asset valuation	912	(226)	—	686
	$3,268	$9,455	$10,506	$2,217

2009:
Reserve for bad debts	$1,358	$541	$161	$1, 738
Reserve for cash discounts	565	10,374	10,321	618
Deferred tax asset valuation	8,506	(7,594)	—	912
	$10,429	$3,321	$10,482	$3,268

(1)                                               Deductions against reserve for bad debts consist of accounts receivable written off net of recoveries and exchange rate movements.  Deductions against reserve for cash discounts consist of allowances to customers.

SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES:
Basis of consolidation

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. All significant intercompany transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of $45,850, $43,034, and $38,628 in 2011, 2010 and 2009, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured. Revenues from a major customer aggregated approximately 23.3%, 21.4% and 22.9% of net product sales during the years ended December 31, 2011, 2010 and 2009, respectively.

Cash and cash equivalents
Cash and cash equivalents: The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.

Investments

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other than temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income (expense), net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income (expense), net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ($67,339 and $52,863 at December 31, 2011 and 2010, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates $24,043 and $19,379 at December 31, 2011 and 2010, respectively. The cost of certain foreign inventories ($4,421 and $3,789 at December 31, 2011 and 2010, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was $19,229, $18,279 and $17,862 in 2011, 2010 and 2009, respectively.

Carrying value of long-lived assets

Carrying value of long-lived assets:

The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if an impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2011, 2010 and 2009.

Postretirement health care and life insurance benefits

Postretirement health care and life insurance benefits:

The Company provides certain postretirement health care and life insurance benefits. The cost of these postretirement benefits is accrued during employees’ working careers. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2011, 2010 and 2009.

Goodwill and intangible assets

Goodwill and intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. As of December 31, 2009, management ascertained that certain trademarks were impaired, and recorded a pre-tax charge of $14,000. No impairments of intangibles were recorded in 2011 and 2010.

This determination is made by comparing the carrying value of the asset with its estimated fair value, which is calculated using estimates including discounted projected future cash flows. If the carrying value of goodwill exceeds the fair value, a second step would measure the carrying value and implied fair value of goodwill. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations.

Income taxes

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently invested in the foreign subsidiary.

Foreign currency translation

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income (expense), net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive (loss).

Equity method investment

Equity method investment:

The Company’s 50% interest in two foreign companies is accounted for using the equity method. The Company records an increase in its investment to the extent of its share of earnings, and reduces its investment to the extent of losses and dividends received. No dividends were paid in 2011, 2010 and 2009.

As of December 31, 2009, management determined that the fair value of the asset was less than the carrying value. As a result, the Company recorded a pre-tax impairment charge of $4,400 in the fourth quarter 2009, resulting in an adjusted carrying value of $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows. No impairments were recorded in 2011 and 2010.

Comprehensive earnings

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. For instance, in determining the annual post-employment benefit costs, the Company estimates the cost of future health care benefits. Actual results may or may not differ from those estimates.

ACCRUED LIABILITIES: (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES:
Schedule of accrued liabilities
	December 31,
	2011	2010
Compensation	$8,817	$9,750
Other employee benefits	2,004	2,030
Taxes, other than income	1,954	1,966
Advertising and promotions	20,568	20,775
Other	9,726	9,664
	$43,069	$44,185

INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
Schedule of domestic and foreign components of pretax income

	2011	2010	2009
Domestic	$56,651	$59.308	$68,649
Foreign	4,261	13,760	(5,600)
	$60,912	$73,068	$63,049

Schedule of components of provision of income taxes

	2011	2010	2009
Current:
Federal	$15,568	$10,251	$21,836
Foreign	559	806	500
State	863	1,455	1,665
	16,990	12,512	24,001
Deferred:
Federal	(1,230)	5,622	(432)
Foreign	1,221	2,518	(12,987)
State	(7)	(647)	(690)
	(16)	7,493	(14,109)
	$16,974	$20,005	$9,892

Schedule of Significant components of net deferred tax liability

	December 31,
	2011	2010
Deferred tax assets:
Accrued customer promotions	$1,920	$1,634
Deferred compensation	15,593	11,602
Postretirement benefits	9,139	6,596
Other accrued expenses	6,347	5,475
Foreign subsidiary tax loss carry forward	16,406	16,582
Tax credit carry forward	841	978
Realized capital losses	1,349	—
Unrealized capital loss	6,401	6,566
	57,996	49,433
Valuation reserve	(2,190)	(686)
Total deferred tax assets	$55,806	$48,747
Deferred tax liabilities:
Depreciation	$35,103	$32,376
Deductible goodwill and trademarks	38,635	35,790
Accrued export company commissions	4,649	4,532
Employee benefit plans	2,248	3,506
Inventory reserves	1,733	1,871
Prepaid insurance	289	377
Accounts receivable	733	624
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	$91,034	$86,720
Net deferred tax liability	$35,228	$37,973

Schedule of reconciliation of statutory and effective income tax rate

	2011	2010	2009
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.2	1.1	1.7
Exempt municipal bond interest	(0.5)	(0.4)	(0.7)
Foreign tax rates	(0.4)	(2.0)	(4.9)
Release of prior period valuation allowances	—	—	(13.3)
Qualified domestic production activities deduction	(2.5)	(2.6)	(2.0)
Tax credits receivable	(0.4)	(0.2)	(0.4)
Adjustment of deferred tax balances	(1.7)	—	—
Reserve for uncertain tax benefits	(0.6)	(2.3)	1.3
Other, net	(2.2)	(1.2)	(1.0)
Effective income tax rate	27.9%	27.4%	15.7%

Schedule of reconciliation of beginning and ending balances of total amounts of unrecognized tax benefits

	2011	2010	2009
Unrecognized tax benefits at January 1	$8,138	$14,370	$13,069
Increases in tax positions for the current year	320	632	2,661
Reductions in tax positions for lapse of statute of limitations	(668)	(1,122)	(514)
Reductions in tax positions for withdrawal of positions previously taken	—	(5,256)	—
Reductions in tax positions for effective settlements	(986)	(486)	(846)
Unrecognized tax benefits at December 31	$6,804	$8,138	$14,370

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Tables)	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
Schedule of changes in share capital and capital in excess of par value

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2009	35,658	$24,762	19,357	$13,442	(65)	$(1,992)	$470,927
Issuance of 3% stock dividend	1,064	739	580	403	(2)	—	31,396
Conversion of Class B common shares to common shares	18	12	(18)	(12)	—	—	—
Purchase and retirement of common shares	(938)	(651)	—	—	—	—	(20,073)
Balance at December 31, 2009	35,802	24,862	19,919	13,833	(67)	(1,992)	482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	25,040	20,466	14,212	(69)	(1,992)	505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)
Balance at December 31, 2011	36,479	$25,333	21,025	$14,601	(71)	$(1,992)	$533,677

Schedule of shares purchased and retired

Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2011	708	$25.64
2010	865	$26.41
2009	938	$22.05

OTHER INCOME (EXPENSE), NET: (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE), NET:
Schedule of other income (expense), net

	2011	2010	2009
Interest and dividend income	$1,087	$879	$1,439
Gains (losses) on trading securities relating to deferred compensation plans	29	3,364	4,524
Interest expense	(121)	(142)	(243)
Impairment of equity method investment	—	—	(4,400)
Equity method investment loss	(194)	(342)	(233)
Foreign exchange gains (losses)	2,098	4,090	951
Capital gains (losses)	(227)	(28)	(38)
Miscellaneous, net	274	537	100
	$2,946	$8,358	$2,100

EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
Schedule of amounts recognized in accumulated other comprehensive loss (pre-tax)

Prior service credit	$(626)
Net actuarial loss	8,255
Net amount recognized in accumulated other comprehensive loss	$7,629

Schedule of changes in accumulated postretirement benefit obligation

	December 31
	2011	2010
Benefit obligation, beginning of year	$20,689	$16,674
Service cost	831	696
Interest cost	1,117	958
Actuarial loss	3,898	2,714
Benefits paid	(427)	(353)
Benefit obligation, end of year	$26,108	$20,689

Schedule of net periodic postretirement benefit cost

	2011	2010	2009
Service cost—benefits attributed to service during the period	$831	$696	$704
Interest cost on the accumulated postretirement benefit obligation	1,117	958	853
Net amortization	501	128	140
Net periodic postretirement benefit cost	$2,449	$1,782	$1,697

Schedule of increasing or decreasing health care trend rates by one percentage point

	1% Increase	1% Decrease
Postretirement benefit obligation	$6,247	$(4,277)
Total of service and interest cost components	$484	$(320)

SEGMENT AND GEOGRAPHIC INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION:
Schedule of geographic data

	2011	2010	2009
Net product sales:
United States	$487,185	$471,714	$455,517
Foreign	41,184	45,435	40,075
	$528,369	$517,149	$495,592
Long-lived assets:
United States	$170,173	$172,087	$176,044
Foreign	41,989	43,405	44,677
	$212,162	$215,492	$220,721

FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS:
Schedule of financial assets measured at fair value

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available-for-sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

	Estimated Fair Value December 31, 2010
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$115,976	$115,976	$—	$—
Auction rate security	6,775	—	—	6,775
Available-for-sale securities, excluding the auction rate security	27,178	—	27,178	—
Foreign currency forward contracts	942	—	942	—
Commodity futures contracts	2,310	2,310	—	—
Commodity options contracts	5,369	5,369	—	—
Trading securities	38,504	38,504	—	—
Total assets measured at fair value	$197,054	$162,159	$28,120	$6,775

Summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of investment portfolio by major security type

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

	December 31, 2010
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$6,775	$—	$(1,635)	$—
Municipal bonds	27,073	27,122	49	—	—
Mutual funds	56	56	—	—	—
	$35,539	$33,953	$49	$(1,635)	$—

Schedule of financial instruments measured at fair value on a recurring basis using Level 3

	2011	2010
Balance at January 1	$6,775	$7,710
Unrealized loss recognized in other comprehensive loss	678	(935)
Balance at December 31	$7,453	$6,775

Schedule of assets measured at fair value on a nonrecurring basis

	Twelve Months Ended December 31, 2009
	Pre-Impairment	2009		Level Used to Determine
	Cost	Impairment	New Cost	New Cost Basis
	Basis	Charge	Basis	Level 1	Level 2	Level 3
Equity method investment	$9,361	$4,400	$4,961	$—	$—	$4,961
Trademarks	189,024	14,000	175,024	—	—	175,024
Total	$198,385	$18,400	$179,985	$—	$—	$179,985

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
Summary of outstanding derivative contracts and their effects on the Consolidated Statements of Financial Position

December 31, 2011

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$13,044	$205	$—
Commodity futures contracts	4,557	341	(138)
Commodity option contracts	—	—	—
Total derivatives		$546	$(138)

December 31, 2010

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3,572	$942	$—
Commodity futures contracts	4,407	2,310	—
Commodity option contracts	10,344	5,481	(112)
Total derivatives		$8,733	$(112)

Effects of derivative instruments on Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings
	For Year Ended December 31, 2011
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$317	$1,054	$—
Commodity futures contracts	4,674	6,782	—
Commodity option contracts	(5,388)	(305)	—
Total	$(397)	$7,531	$—

	For Year Ended December 31, 2010
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$467	$3,199	$—
Commodity futures contracts	2,120	(191)	—
Commodity option contracts	4,726	(357)	—
Total	$7,313	$2,651	$—

COMPREHENSIVE EARNINGS (LOSS): (Tables)	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE EARNINGS (LOSS):
Schedule of accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2009	$(14,292)	$191	$220	$(1,360)	$(15,241)
Unrealized gains (losses)	1,183	(709)	4,341	109	4,924
(Gains) losses reclassified to net earnings	—	—	(1,015)	—	(1,015)
Tax effect	(118)	263	(1,232)	23	(1,064)
Net of tax amount	1,065	(446)	2,094	132	2,845
Balance at December 31, 2009	(13,227)	(255)	2,314	(1,228)	(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,007)	3,983
(Gains) losses reclassified to net earnings	—	—	(2,651)	—	(2,651)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	(12,236)	(999)	5,252	(3,230)	(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,092)	(4,955)
(Gains) losses reclassified to net earnings	—	—	(7,531)	—	(7,531)
Tax effect	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	$(14,686)	$(351)	$257	$(5,173)	$(19,953)

GOODWILL AND INTANGIBLE ASSETS: (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS:
Schedule of changes in carrying amount of trademarks

	2011	2010
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(18,743)
Balance at January 1	$175,024	$175,024
Current year impairment losses	—	—
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)

SIGNIFICANT ACCOUNTING POLICIES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y M	Dec. 31, 2010	Dec. 31, 2009
Revenue recognition
Shipping and handling costs	$ 45,850	$ 43,034	$ 38,628
Cash and cash equivalents
Maximum original maturity period of temporary cash investments classified as cash equivalents (in months)	3
Investments
Marketable securities, maximum maturity period (in years)	3
Inventories:
Inventories at cost, last-in, first-out (LIFO) method	67,339	52,863
Excess of current cost over LIFO cost of inventories	24,043	19,379
Foreign inventories at cost, first-in, first-out (FIFO) method	$ 4,421	$ 3,789
Net product sales | A major customer
Major customers
Revenues from a major customer (as a percent)	23.30%	21.40%	22.90%

SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 company	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Depreciation expense		$ 19,229	$ 18,279	$ 17,862
Goodwill and intangible assets
Pre-tax impairment charges on trademarks				14,000
Equity method investment
Equity method investment ownership interest percentage (as a percent)		50.00%
Number of foreign companies that are accounted for using equity method		2
Pre-tax impairment charge	4,400			4,400
Adjusted carrying value	$ 4,961			$ 4,961
Buildings
Property, plant and equipment
Useful lives, minimum (in years)		20
Useful lives, maximum (in years)		35
Machinery and equipment
Property, plant and equipment
Useful lives, minimum (in years)		5
Useful lives, maximum (in years)		20

SIGNIFICANT ACCOUNTING POLICIES: (Details 3)	12 Months Ended
Dec. 31, 2011 statement
Earnings per share
Number of continuous statements required to be presented by the entity to reflect the components of other comprehensive income and of net income	1
Number of separate consecutive statements required to be presented by the entity to reflect the components of other comprehensive income and of net income	2
Common Stock
Earnings per share
Voting right per share (in votes)	1
Class B Common Stock
Earnings per share
Voting right per share (in votes)	10

SIGNIFICANT ACCOUNTING POLICIES: (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retrospective application of change in accounting principle
Decrease in accumulated earnings	$ 114,269	$ 135,866	$ 147,687	$ 144,949
Decrease in deferred income taxes	43,521	47,865
Increase in product cost of goods sold	365,225	349,334	319,775
Decrease in provision for income taxes	16,974	20,005	9,892
Adjustment of opening balance | Revision of LIFO reserve
Retrospective application of change in accounting principle
Decrease in accumulated earnings				174
Decrease in inventories		2,424
Decrease in deferred income taxes		878
Increase in product cost of goods sold		1,021	1,130
Decrease in provision for income taxes		$ 370	$ 409

ACCRUED LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES:
Compensation	$ 8,817	$ 9,750
Other employee benefits	2,004	2,030
Taxes, other than income	1,954	1,966
Advertising and promotions	20,568	20,775
Other	9,726	9,664
Total accrued liabilities	$ 43,069	$ 44,185

INDUSTRIAL DEVELOPMENT BONDS: (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INDUSTRIAL DEVELOPMENT BONDS:
Industrial development bonds, average floating interest rate (as a percent)	0.30%	0.40%

INCOME TAXES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic and foreign components of pretax income
Domestic	$ 56,651	$ 59,308	$ 68,649
Foreign	4,261	13,760	(5,600)
Earnings before income taxes	60,912	73,068	63,049
Current:
Federal	15,568	10,251	21,836
Foreign	559	806	500
State	863	1,455	1,665
Total current	16,990	12,512	24,001
Deferred:
Federal	(1,230)	5,622	(432)
Foreign	1,221	2,518	(12,987)
State	(7)	(647)	(690)
Total deferred	(16)	7,493	(14,109)
Total provision for income taxes	16,974	20,005	9,892
Deferred tax assets:
Accrued customer promotions	1,920	1,634
Deferred compensation	15,593	11,602
Postretirement benefits	9,139	6,596
Other accrued expenses	6,347	5,475
Foreign subsidiary tax loss carry forward	16,406	16,582
Tax credit carry forward	841	978
Realized capital losses	1,349
Unrealized capital loss	6,401	6,566
Deferred tax assets, gross	57,996	49,433
Valuation reserve	(2,190)	(686)
Total deferred tax assets	55,806	48,747
Deferred tax liabilities:
Depreciation	35,103	32,376
Deductible goodwill and trademarks	38,635	35,790
Accrued export company commissions	4,649	4,532
Employee benefit plans	2,248	3,506
Inventory reserves	1,733	1,871
Prepaid insurance	289	377
Accounts receivable	733	624
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	91,034	86,720
Net deferred tax liability	35,228	37,973
Benefits related to capital loss carryforwards	3,854
Benefits related to foreign subsidiary tax credit carryforwards	$ 841

INCOME TAXES: (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 examination	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES:
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2014		$ 697,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2015		2,672,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2026		366,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027		640,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028		6,578,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029		4,681,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2030		772,000
Effective income tax rate differs from the statutory rate
U.S. statutory rate (as a percent)		35.00%	35.00%	35.00%
State income taxes, net (as a percent)		1.20%	1.10%	1.70%
Exempt municipal bond interest (as a percent)		(0.50%)	(0.40%)	(0.70%)
Foreign tax rates (as a percent)		(0.40%)	(2.00%)	(4.90%)
Release of prior period valuation allowances (as a percent)				(13.30%)
Qualified domestic production activities deduction (as a percent)		(2.50%)	(2.60%)	(2.00%)
Tax credits receivable (as a percent)		(0.40%)	(0.20%)	(0.40%)
Adjustment of deferred tax balances (as a percent)		(1.70%)
Reserve for uncertain tax benefits (as a percent)		(0.60%)	(2.30%)	1.30%
Other, net (as a percent)		(2.20%)	(1.20%)	(1.00%)
Effective income tax rate (as a percent)		27.90%	27.40%	15.70%
Release of prior period valuation allowances related to recapitalization of Canadian operations	8,400,000
Release of valuation allowances that were provided through the first nine months of 2009	2,300,000
Withholding tax rate as per The Treaty on payment from Canada to the U.S. (as a percent)			0.00%
Release of withholding taxes accrued for 2007 and 2008 and through third quarter of 2009	1,500,000
Foreign subsidiaries' undistributed earnings		6,410,000	4,787,000
Portion of unrecognized tax benefits that, if recognized, would favorably affect annual effective income tax rate		4,199,000	4,949,000
Interest and penalties included in liability for uncertain tax positions		1,541,000	1,697,000
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period		8,138,000	14,370,000	13,069,000
Increases in tax positions for the current year		320,000	632,000	2,661,000
Reductions in tax positions for lapse of statute of limitations		(668,000)	(1,122,000)	(514,000)
Reductions in tax positions for withdrawal of positions previously taken			(5,256,000)
Reductions in tax positions for effective settlements		(986,000)	(486,000)	(846,000)
Unrecognized tax benefits at the end of the period	$ 14,370,000	$ 6,804,000	$ 8,138,000	$ 14,370,000
Number if state examinations effectively settled		1
Reduction in statutory income tax rates in Canada (as a percent)		5.00%

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in share capital and capital in excess of par value
Balance at the beginning of the period (in shares)	(69)
Stock dividend rate (as a percent)	3.00%	3.00%	3.00%
Balance at the end of the period (in shares)	(71)	(69)
Total Number of Shares Purchased (in shares)	708	865	938
Average Price Paid Per Share (in dollars per share)	$ 25.64	$ 26.41	$ 22.05
Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	$ 25,040	$ 24,862	$ 24,762
Balance at the beginning of the period (in shares)	36,057	35,802	35,658
Issuance of 3% stock dividend	748	743	739
Issuance of 3% stock dividend (in shares)	1,077	1,070	1,064
Conversion of Class B common shares to common shares	37	35	12
Conversion of Class B common shares to common shares (in shares)	53	50	18
Purchase and retirement of common shares	(492)	(600)	(651)
Purchase and retirement of common shares (in shares)	(708)	(865)	(938)
Balance at the end of the period	25,333	25,040	24,862
Balance at the end of the period (in shares)	36,479	36,057	35,802
Class B Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	14,212	13,833	13,442
Balance at the beginning of the period (in shares)	20,466	19,919	19,357
Issuance of 3% stock dividend	426	414	403
Issuance of 3% stock dividend (in shares)	612	597	580
Conversion of Class B common shares to common shares	(37)	(35)	(12)
Conversion of Class B common shares to common shares (in shares)	(53)	(50)	(18)
Balance at the end of the period	14,601	14,212	13,833
Balance at the end of the period (in shares)	21,025	20,466	19,919
Treasury Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	(1,992)	(1,992)	(1,992)
Balance at the beginning of the period (in shares)	(69)	(67)	(65)
Issuance of 3% stock dividend (in shares)	(2)	(2)	(2)
Balance at the end of the period	(1,992)	(1,992)	(1,992)
Balance at the end of the period (in shares)	(71)	(69)	(67)
Additional paid in capital
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	505,495	482,250	470,927
Issuance of 3% stock dividend	45,880	45,526	31,396
Purchase and retirement of common shares	(17,698)	(22,281)	(20,073)
Balance at the end of the period	$ 533,677	$ 505,495	$ 482,250

OTHER INCOME (EXPENSE), NET: (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OTHER INCOME (EXPENSE), NET:
Interest and dividend income		$ 1,087	$ 879	$ 1,439
Gains (losses) on trading securities relating to deferred compensation plans		29	3,364	4,524
Interest expense		(121)	(142)	(243)
Impairment of equity method investment	(4,400)			(4,400)
Equity method investment loss		(194)	(342)	(233)
Foreign exchange gains (losses)		2,098	4,090	951
Capital gains (losses)		(227)	(28)	(38)
Miscellaneous, net		274	537	100
Total other income (expense), net		2,946	8,358	2,100
Adjusted carrying value of an equity method investment	$ 4,961			$ 4,961

EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 count Y	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010
Pension plans
Credited service period (in years)	1
Pension expense	$ 4,011	$ 4,196	$ 4,178
Percentage of funded status				86.51%
Employer contributions to profit sharing and retirement savings-investment plan	1,024	1,043	1,011
Employer contributions to multi-employer defined benefit pension plans	2,046	1,923	1,633
Company's annual contribution (as a percent)	5.00%
Deferred compensation
Number of deferred compensation plans (in counts)	3
Trading securities fair value	41,768	38,504
Postretirement benefit plans
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	(626)
Net actuarial loss	8,255
Net amount recognized in accumulated other comprehensive loss	7,629
Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost during next fiscal year
Actuarial loss	1,146
Prior service credit	(125)
Changes in the accumulated postretirement benefit obligation
Benefit obligation, beginning of the period	20,689	16,674
Service cost	831	696	704
Interest cost	1,117	958	853
Actuarial (gain)/loss	3,898	2,714
Benefits paid	(427)	(353)
Benefit obligation, end of the period	26,108	20,689	16,674
Net periodic postretirement benefit cost
Service cost benefits attributed to service during the period	831	696	704
Interest cost on the accumulated postretirement benefit obligation	1,117	958	853
Net amortization	501	128	140
Net periodic postretirement benefit cost	2,449	1,782	1,697
Assumed health care cost trend rate for 2012 (as a percent)	8.20%
Specified pre and post retirement age (in years)	65
Assumed ultimate health care cost trend rate (as a percent)	5.00%
Weighted-average discount rate used in determining the accumulated postretirement benefit obligation (as a percent)	4.31%	5.47%
Effect of one percentage point increase or decrease in health care trend rates
1% Increase, Postretirement benefit obligation	6,247
1% Decrease, Postretirement benefit obligation	(4,277)
1% Increase, Total of service and interest cost components	484
1% Decrease, Total of service and interest cost components	(320)
Estimated future benefit payments
2012	574
2013	710
2014	882
2015	993
2016	1,095
2017 through 2020	7,002
Amount of Medicare part D subsidy	$ 1,094

COMMITMENTS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMITMENTS:
Rental expense	$ 1,042	$ 1,152	$ 1,180

SEGMENT AND GEOGRAPHIC INFORMATION: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales	$ 528,369	$ 517,149	$ 495,592
Long-lived assets	212,162	215,492	220,721
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales	487,185	471,714	455,517
Long-lived assets	170,173	172,087	176,044
Foreign
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales	41,184	45,435	40,075
Long-lived assets	$ 41,989	$ 43,405	$ 44,677

FAIR VALUE MEASUREMENTS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Trading securities	$ 41,768	$ 38,504
Fair value measured on a recurring basis | Estimated Fair Value
Fair value measurements
Cash and cash equivalents	78,612	115,976
Auction rate security	7,453	6,775
Available-for-sale securities excluding the auction rate security	57,835	27,178
Trading securities	41,768	38,504
Total assets measured at fair value	186,076	197,054
Fair value measured on a recurring basis | Estimated Fair Value | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	205	942
Fair value measured on a recurring basis | Estimated Fair Value | Commodity futures contracts
Fair value measurements
Derivative instruments, net	203	2,310
Fair value measured on a recurring basis | Estimated Fair Value | Commodity option contracts
Fair value measurements
Derivative instruments, net		5,369
Fair value measured on a recurring basis | Level 1
Fair value measurements
Cash and cash equivalents	78,612	115,976
Trading securities	41,768	38,504
Total assets measured at fair value	120,583	162,159
Fair value measured on a recurring basis | Level 1 | Commodity futures contracts
Fair value measurements
Derivative instruments, net	203	2,310
Fair value measured on a recurring basis | Level 1 | Commodity option contracts
Fair value measurements
Derivative instruments, net		5,369
Fair value measured on a recurring basis | Level 2
Fair value measurements
Available-for-sale securities excluding the auction rate security	57,835	27,178
Total assets measured at fair value	58,040	28,120
Fair value measured on a recurring basis | Level 2 | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	205	942
Fair value measured on a recurring basis | Level 3
Fair value measurements
Auction rate security	7,453	6,775
Total assets measured at fair value	$ 7,453	$ 6,775

FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2008	Dec. 31, 2010
Available for Sale:
Amortized Cost	$ 65,844		$ 35,539
Fair Value	65,288		33,953
Unrealized Gains	402		49
Unrealized Losses	(958)		(1,635)
Auction rate security
Available for Sale:
Amortized Cost	8,410		8,410
Fair Value	7,453		6,775
Unrealized Losses	(957)		(1,635)
Available for sale, non-current	7,453		6,775
Other than temporary impairment		5,140
Temporary decline in market value of auction rate securities	957
Auction rate securities, par value	13,550
Minimum period estimated by the entity for the ARS market to improve (in months)	12
Municipal bonds
Available for Sale:
Amortized Cost	57,389		27,073
Fair Value	57,791		27,122
Unrealized Gains	402		49
Mutual funds
Available for Sale:
Amortized Cost	45		56
Fair Value	44		56
Unrealized Losses	$ (1)

FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	$ 7,500	$ 7,500
Cost Basis
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Estimated Fair Value
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Auction rate security
Level 3 reconciliation
Balance at the beginning of the period	6,775	7,710
Unrealized gain in other comprehensive loss	678	(935)
Balance at the end of the period	$ 7,453	$ 6,775

FAIR VALUE MEASUREMENTS: (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009
Assets measured at fair value on a nonrecurring basis
Equity method investment, Impairment Charges	$ 4,400	$ 4,400
Pre-Impairment | Cost Basis
Assets measured at fair value on a nonrecurring basis
Equity method investment	9,361	9,361
Trademarks	189,024	189,024
Total, Equity method investment and Trademarks	198,385	198,385
Fair value measured on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis
Impairment Charge		18,400
Fair value measured on a nonrecurring basis | New Cost Basis
Assets measured at fair value on a nonrecurring basis
Equity method investment	4,961	4,961
Trademarks	175,024	175,024
Total, Equity method investment and Trademarks	179,985	179,985
Fair value measured on a nonrecurring basis | Level 3
Assets measured at fair value on a nonrecurring basis
Equity method investment	4,961	4,961
Trademarks	175,024	175,024
Total, Equity method investment and Trademarks	179,985	179,985
Equity method investment, Impairment Charges	4,400	4,400
Impairment Charge	$ 14,000	$ 14,000

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details) (Derivatives designated as hedging instruments:, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative contracts
Assets	$ 546	$ 8,733
Liabilities	(138)	(112)
Foreign currency forward contracts
Derivative contracts
Notional Amounts	13,044	3,572
Assets	205	942
Commodity futures contracts
Derivative contracts
Notional Amounts	4,557	4,407
Assets	341	2,310
Liabilities	(138)
Commodity option contracts
Derivative contracts
Notional Amounts		10,344
Assets		5,481
Liabilities		$ (112)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	$ (397,000)	$ 7,313,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	7,531,000	2,651,000
Recognized earnings/(losses) related to mark-to-market accounting	0	1,613,000
Foreign currency forward contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	317,000	467,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	1,054,000	3,199,000
Commodity futures contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	4,674,000	2,120,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	6,782,000	(191,000)
Commodity option contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(5,388,000)	4,726,000
Gain (Loss) Reclassified from Accumulated OCI into Earnings	$ (305,000)	$ (357,000)

COMPREHENSIVE EARNINGS (LOSS): (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign Currency Translation Adjustment
Balance at beginning of period	$ (12,236)	$ (13,227)	$ (14,292)
Unrealized gains (losses)	(2,496)	856	1,183
Tax effect	46	135	(118)
Net of tax amount	(2,450)	991	1,065
Balance at end of period	(14,686)	(12,236)	(13,227)
Investments
Balance at beginning of period	(999)	(255)	191
Unrealized gains (losses)	1,030	(1,179)	(709)
Tax effect	(382)	435	263
Net of tax amount	648	(744)	(446)
Balance at end of period	(351)	(999)	(255)
Derivatives
Balance at beginning of period	5,252	2,314	220
Unrealized gains (losses)	(397)	7,313	4,341
(Gains) losses reclassified to net earnings	(7,531)	(2,651)	(1,015)
Tax effect	2,933	(1,724)	(1,232)
Net of tax amount	(4,995)	2,938	2,094
Balance at end of period	257	5,252	2,314
Postretirement and Pension Benefits
Balance at beginning of period	(3,230)	(1,228)	(1,360)
Unrealized gains (losses)	(3,092)	(3,007)	109
Tax effect	1,149	1,005	23
Net of tax amount	(1,943)	(2,002)	132
Balance at end of period	(5,173)	(3,230)	(1,228)
Accumulated Other Comprehensive Income (Loss) Net of Tax [Roll Forward]
Balance at beginning of period	(11,213)	(12,396)	(15,241)
Unrealized gains (losses)	(4,955)	3,983	4,924
(Gains) losses reclassified to net earnings	(7,531)	(2,651)	(1,015)
Tax effect	3,746	(149)	(1,064)
Net of tax amount	(8,740)	1,183	2,845
Balance at end of period	$ (19,953)	$ (11,213)	$ (12,396)

GOODWILL AND INTANGIBLE ASSETS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Changes in carrying amount of trademarks
Assets impairment, pre-tax charge	$ 14,000
Trademarks
Changes in carrying amount of trademarks
Original cost		193,767	193,767
Accumulated impairment losses, balance at the beginning of the period		(18,743)	(18,743)
Carrying amount, balance at the beginning of the period		175,024	175,024
Carrying amount, balance at the end of the period	175,024	175,024	175,024
Accumulated impairment losses, balance at the end of the period	(18,743)	(18,743)	(18,743)
Assets impairment, pre-tax charge	$ 14,000

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Description
Balance at beginning of year	$ 2,217	$ 3,268	$ 10,429
Additions (reductions) charged (credited) to expense	11,325	9,455	3,321
Deductions	9,621	10,506	10,482
Balance at End of Year	3,921	2,217	3,268
Reserve for bad debts
Description
Balance at beginning of year	1,121	1,738	1,358
Additions (reductions) charged (credited) to expense	(186)	(45)	541
Deductions	(63)	572	161
Balance at End of Year	998	1,121	1,738
Reserve for cash discounts
Description
Balance at beginning of year	410	618	565
Additions (reductions) charged (credited) to expense	10,007	9,726	10,374
Deductions	9,684	9,934	10,321
Balance at End of Year	773	410	618
Deferred tax asset valuation
Description
Balance at beginning of year	686	912	8,506
Additions (reductions) charged (credited) to expense	1,504	(226)	(7,594)
Balance at End of Year	$ 2,190	$ 686	$ 912